Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Short-term notes payable
Less: Unamortized debt issuance costs	$ 0		$ 0
Total short-term notes payable	$ 8,315		5,962	$ 14,396
Notes Payable to Banks
Short-term notes payable
Interest Rates		6.50%			7.75%
Less: Unamortized debt issuance costs			0	(4)
Notes Payable to Banks | Bank 1
Short-term notes payable
Interest Rates	6.50%
Short-term notes payable, gross	$ 3,160		$ 0
Notes Payable to Banks | Bank 2
Short-term notes payable
Weighted average interest rates			7.80%
Interest Rates	7.80%
Short-term notes payable, gross	$ 5,155		$ 5,962	$ 14,400